Other long-term debt	12 Months Ended
Dec. 31, 2014
Other long-term debt [Abstract]
Other long-term debt

12. Other long-term debt

As of December 31, 2013 and 2014, other long-term debt consisted of the following:

	December 31, 2013	December 31, 2014
	US$	US$
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25%	200,000,000	200,000,000
June 2019 Senior Secured Notes due on June 6, 2019 at 13%	200,000,000	200,000,000
Convertible Note due on September 19, 2018 at 5%*****	75,761,009	-
Shandong Xinyuan collateralized debt due on November 28, 2015 at 12.3%*	41,332,480	33,885,787
Henan Wanzhuo collateralized debt due on November 28, 2015 at 12.41%*	42,382,195	34,688,992
Collateralized loan due on December 17, 2014 at 11%******	47,565,156	-
Collateralized loan due on April 3, 2016 at 11%	-	40,807,321
Collateralized loan due on December 23, 2017 at 11%	-	81,312,306
Collateralized loan due on July 9, 2017 at 9%	-	65,370,159
Collateralized loan due on December 31, 2016 at 12.5%	-	1,650,597
Non-controlling shareholder's loan due on June 25, 2016 at 11.5%**	-	81,312,306
Non-controlling shareholder's loan due on June 30, 2016 at 11.24%***	-	111,946,394
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR****	-	25,668,594
Others	3,754,942	750,988

Total principal of other long-term debt	610,795,782	877,393,444
Accrued interest	859,581	723,382

Total	611,655,363	878,116,826
Less: current portion of other long-term debt	(74,712,528)	(301,912,335)

Total other long-term debt	536,942,835	576,204,491

The May 2018 Senior Secured Notes and the June 2019 Senior Secured Notes are senior secured pari passu obligations of the Company.

As of December 31, 2014, the contractual maturities of these debts are as follows:

Year	Amount
US$
2015	70,049,149
2016	235,716,618
2017	172,351,059
2018	200,000,000
2019 and thereafter	200,000,000
Less: current portion of Other long term debt	301,912,335
Total: Other long-term debt	576,204,491

*
Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest of Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, requires to make quarterly payments to repay the outstanding principal amount and related interest expense.

**
Pursuant to the agreements with CITIC Trust Co., Ltd. entered into on May 27, 2014, which is the non-controlling shareholder of Shanghai Junxin, this other long-term debt is secured by the Group's 51% equity interest in Shanghai Junxin and the Group's land use rights with net book value of US$156,508,958.

***
Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights with net book value of US$139,355,006.

****
Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$25.7 million used, is denominated in US$ and is secured by the deposit of US$29,973,017 (December 31, 2013: nil). This deposit is classified as restricted cash on the consolidated balance sheets as December 31, 2014.

*****
On November 21, 2014, pursuant to a note redemption agreement entered into with TPG Asia, the Company redeemed the Convertible Note in full for a total redemption amount of $86,272,849 consisting of the entire outstanding principal balance, interest to the redemption date and debt extinguishment loss amounting to US$9,848,931, equal to the 13% of the outstanding principal amount. In connection with the redemption, the Company agreed with TPG Asia to waivers of the covenants requiring the Company to maintain a Fixed Charge Coverage Ratio of not less than 3.0 to 1.0 and limiting the ability of the Company and its Restricted Subsidiaries to incur indebtedness, except under limited circumstances.

******	This loan was paid in full during 2014 at its maturity date.

As of December 31, 2014, except when otherwise indicated, the Group's other long term debt were all denominated in RMB and were mainly secured by the Group's real estate properties under development with net book value of US$54,625,305 (December 31, 2013: nil), land use rights with net book value of US$324,684,850 (December 31, 2013: US$90,241,405) and real estate properties held for lease with net book value of US$38,280,864 (December 31, 2013: nil).

May 2018 Senior Secured Notes

On May 3, 2013, the Company issued the senior notes with an aggregate principal amount of US$200,000,000 due on May 3, 2018 at a coupon rate of 13.25% per annum payable semi-annually. Interest is payable on May 3 and November 3 of each year, commencing November 3, 2013.

The issuance costs of US$4,951,785 were capitalized as deferred charges in the consolidated balance sheets and are amortized as interest expense using the effective interest method through the maturity date of the notes. The effective interest rate of May 2018 Senior Secured Notes is 14.44%.

The May 2018 Senior Secured Notes were issued pursuant to an indenture, dated May 3, 2013, between, the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “May 2018 Indenture”). The Company's obligations under the May 2018 Indenture and the May 2018 Senior Secured Notes have been guaranteed by certain of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the May 2018 Indenture. The Company's obligations under the May 2018 Indenture and the May 2018 Senior Secured Notes are secured by a pledge of the capital stock of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a Subsidiary Guarantor are secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company may redeem the May 2018 Senior Secured Notes, in whole or in part, at 106.6250% and 103.3125% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date during the 12 month period commencing on May 3, 2016 and May 3, 2017, respectively.

At any time prior to May 3, 2016, the Company may at its option redeem the May 2018 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the May 2018 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on May 3, 2016, plus all required remaining scheduled interest payments due on such Note through May 3, 2016 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the May 2018 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to May 3, 2016, the Company may redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113.25% the principal amount of the May 2018 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the May 2018 Senior Secured Notes issued on May 3, 2013 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the May 2018 Senior Secured Notes under the requirements of ASC815 “Derivatives and Hedging ”. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the May 2018 Senior Secured Notes.

The May 2018 Indenture contains certain covenants that, among others, restrict the Company's ability and the ability of the Company's Restricted Subsidiaries (as defined in the May 2018 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase of redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the May 2018 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holder of more than 10% of the Company's Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Consolidated Fixed Charge Coverage Ratio (as defined in the May 2018 Indenture) of 3.0 to 1.0.

June 2019 Senior Secured Notes

On December 6, 2013, the Company issued the senior notes with an aggregate principal amount of US$200,000,000 due June 6, 2019 at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014.

The issuance costs of US$4,431,292 were capitalized as deferred charges in the consolidated balance sheets and are amortized as interest expense using the effective interest method through the maturity date of the notes. The effective interest rate of June 2019 Senior Secured Notes is 14.05%.

The June 2019 Senior Secured Notes were issued pursuant to an indenture, dated December 6, 2013, between, the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “June 2019 Indenture”). The Company's obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes have been guaranteed by certain of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the June 2019 Indenture. The Company's obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a Subsidiary Guarantor are secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company may redeem the June 2019 Senior Secured Notes, in whole or in part, at 106.5% and 103.25% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date during the 12 month period commencing on June 6, 2017 and June 6, 2018, respectively.

At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to June 6, 2017, the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Secured Senior Notes.

The June 2019 Indenture contains certain covenants that, among others, restrict the Company's ability and the ability of the Company's Restricted Subsidiaries (as defined in the June 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase of redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the June 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holder of more than 10% of the Company's Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Consolidated Fixed Charge Coverage Ratio (as defined in the June 2019 Indenture) of 3.0 to 1.0.

Convertible Note

On September 19, 2013, the Company issued and sold a senior secured Convertible Note in the aggregate principal amount of US$75,761,009 at par. Until redeemed in November 2014, the Convertible Note bore interest at 5.00% per annum payable semi-annually. Interest was payable on March 19 and September 19 of each year, commencing March 19, 2014. The final maturity date of the Convertible Note was September 19, 2018.

The Convertible Note was convertible at the option of the holder at any time in integral multiples of $100,000 to 25,253,670 ordinary shares (12,626,835 ADS) at an initial conversion price of $3.00 per Common Share ($6.00 per ADS). The initial conversion price was subject to adjustments for share splits, reverse splits, share dividends and distributions, certain issuances (or deemed issuances) of Common Shares for consideration less than the conversion price then in effect, and certain Extraordinary Cash Dividends (as defined in the Convertible Note).

The Company's obligations under the Convertible Note were guaranteed by certain of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited, Elite Quest Holdings Limited and Xinyuan International (HK) Property Investment Co., Limited (each, a “CN Subsidiary Guarantor” and collectively, the “CN Subsidiary Guarantors”) and was to be guaranteed by such other future subsidiaries of the Company as was set forth in and in accordance with the terms of the Convertible Note. The Company's obligations under the Convertible Note were secured by a pledge of the capital stock of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a CN Subsidiary Guarantor were secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Limited. The CN Subsidiary Guarantors the same “Subsidiary Guarantors” of the Company's May 2018 Senior Secured Notes and June 2019 Senior Secured Notes (collectively, the “Senior Secured Notes”), and the shares of the subsidiaries pledged to secure the obligations of the Company and of Xinyuan Real Estate, Ltd. as a CN Subsidiary Guarantor have also been pledged as collateral with respect to the Company's Senior Secured Notes. In connection with the issuance of the Convertible Note, the Company entered into an Intercreditor Agreement with Citicorp International Limited, as trustee under the indenture for the Senior Secured Notes, the purchaser of the Convertible Note and Xinyuan Real Estate, Ltd., pursuant to which Citicorp International Limited acted as Shared Security Agent for the holders of the Senior Secured Notes and the Convertible Note.

The Convertible Note was not redeemable in whole or in part at the option of the Company. However, upon an event of default, the holders could require the Company to redeem the Convertible Note at a redemption price equal to the greater of (i) 150% of the outstanding principal amount, plus accrued and unpaid interest to the redemption date and (ii) an amount equal to (A) the outstanding principal divided by two, multiplied by the conversion price then in effect, times (B) the closing price of the Common Shares, plus accrued and unpaid interest to the redemption date.

Following a Change of Control or a Fundamental Transaction, the Company was required to make an offer to purchase all outstanding Convertible Note at a purchase price equal to 150% of the principal amount thereof plus accrued and unpaid interest to the payment date. A “Change of Control” was defined in the Convertible Note to include certain mergers, consolidations or asset sales with persons who are not or are not controlled by Permitted Holders, certain share acquisitions by persons or groups other than Permitted Holders, a majority of the Company's directors ceasing to be persons who are not, or who were not approved by, the current directors, and the adoption of a plan relating to the liquidation or dissolution of the Company. “Permitted Holders” were Mr. Zhang Yong, Chairman of the Company, Ms. Yang Yuyan, his wife, and entities in which one or both of them owns 90% of the capital stock. A “Fundamental Transaction” was defined in the Convertible Note to include a consolidation or merger of the Company with or into, or a sale, lease, license or other transfer or of the Company' assets to, another person, a business combination in which another person acquires more than 50% of the Company's voting stock, and a reorganization or recapitalization of the Company or reclassification of the Common Shares.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Convertible Note under the requirements of ASC815. The Company evaluated and determined that the embedded conversion option, redemption options and anti-dilution feature do not require bifurcation from the Convertible Note under the requirements of ASC 815-10 because they are clearly and closely related to the debt host instrument. Beneficial conversion features (“BCF”) exist when the conversion price of the Convertible Note is lower than the fair value of the ordinary share at the commitment date. Since the Convertible Note was convertible from inception but contain conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature was measured at the commitment date but not recognized until the contingency is resolved. No BCF was recognized because the conversion price is greater than the fair value of the Company's ordinary shares at the commitment date.

The Convertible Note contained certain covenants that, among others, restricted the Company's ability and the ability of the Company's Restricted Subsidiaries (as defined in the Convertible Note) and, in certain cases, all of its subsidiaries, to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase of redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the Convertible Note or other assets, to make certain other payments or to engage in transactions with affiliates, subject to certain qualifications and exceptions and satisfaction, in certain circumstances, of specified conditions, such as a Consolidated Fixed Charge Coverage Ratio (as defined in the Convertible Note) of 3.0 to 1.0 (which was also to be maintained as of the end of each fiscal quarter of the Company while the Convertible Note is outstanding).

On November 21, 2014, pursuant to a note redemption agreement entered into with TPG Asia, the Company redeemed the Convertible Note in full for a total redemption amount of $86,272,849 consisting of the entire outstanding principal balance, interest to the redemption date and debt extinguishment loss amounting to US$9,848,931, equal to the 13% of the outstanding principal amount. In connection with the redemption, the Company agreed with TPG Asia to waivers of the covenants requiring the Company to maintain a Fixed Charge Coverage Ratio of not less than 3.0 to 1.0 and limiting the ability of the Company and its Restricted Subsidiaries to incur indebtedness, except under limited circumstances.